Financial instruments-Risk management and fair value - Summary of Credit Risk Exposure on Trade Receivables using Provision Matrix (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 172,049	$ 162,544
Expected credit loss	$ 3,059	$ 3,297
Current
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 163,053	$ 153,289
Expected credit loss	$ 71	$ 35
Less than 30
Disclosure of credit risk exposure [line items]
Expected credit loss rate	9.30%	8.80%
Gross carrying amount	$ 2,978	$ 2,487
Expected credit loss	$ 278	$ 218
30-60
Disclosure of credit risk exposure [line items]
Expected credit loss rate	7.40%	9.00%
Gross carrying amount	$ 1,494	$ 1,174
Expected credit loss	$ 111	$ 106
60-90
Disclosure of credit risk exposure [line items]
Expected credit loss rate	11.20%	24.40%
Gross carrying amount	$ 547	$ 258
Expected credit loss	$ 61	$ 63
>90
Disclosure of credit risk exposure [line items]
Expected credit loss rate	63.80%	53.90%
Gross carrying amount	$ 3,977	$ 5,336
Expected credit loss	$ 2,538	$ 2,875